SCHEDULE OF CONDENSED BALANCE SHEET REFLECTING PROFORMA EFFECT (Details) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Cash and cash equivalents	$ 12,567,632	$ 1,771,929		$ 1,034,846
Other current assets		1,406,939
Property, Plant and Equipment, Net	53,513	42,172		41,224
Total assets	14,609,954	3,221,040		1,997,235
Total current liabilities	1,152,105	2,339,037		570,504
Convertible promissory notes, net		1,429,953
Other long term liability		623,828
Total liabilities	1,775,933	4,392,818		2,302,924
Total stockholders' equity (deficit)	12,834,021	(1,171,778)	$ (728,026)	(305,689)	$ 1,473,718
Total liabilities and stockholders' equity (deficit)	$ 14,609,954	3,221,040		$ 1,997,235
Pro Forma [Member]
Cash and cash equivalents		13,728,429
Other current assets		833,296
Property, Plant and Equipment, Net		42,172
Total assets		14,603,897
Total current liabilities		2,004,037
Convertible promissory notes, net
Other long term liability		623,828
Total liabilities		2,627,865
Total stockholders' equity (deficit)		11,976,032
Total liabilities and stockholders' equity (deficit)		$ 14,603,897